Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Operating profit	$ 467	$ 736	$ 751	$ 1,202
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	401	678	624	1,090
Industrial Activities [Member] | Operating Segments [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	263	632	467	1,096
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	35	28	35	31
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	67	(21)	68	(91)
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	53	64	89	98
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(17)	(25)	(35)	(44)
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	140	152	269	286
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	$ (74)	$ (94)	$ (142)	$ (174)